Trade and Other Receivables, Prepayments and Contract Assets - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lifetime expected credit losses [member] | Trade receivables and contract assets [member]
Statement [Line Items]
Allowance account for credit losses of financial assets at beginning of period	$ 0	$ 0